DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1:       DESCRIPTION OF BUSINESS AND GENERAL

The consolidated financial statements of Tower Semiconductor Ltd. (“Tower”) include the financial statements of Tower, and (i) its wholly-owned subsidiary Tower US Holdings Inc., the sole owner of: (1) Tower Semiconductor NPB Holdings, Inc. (formerly named “Jazz US Holdings, Inc.”) and its wholly-owned subsidiary, Tower Semiconductor Newport Beach, Inc. (formerly named “Jazz Semiconductor, Inc.”), an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Tower Semiconductor NPB Holdings, Inc. and Tower Semiconductor Newport Beach, Inc. collectively referred to herein as “TSNB”); and (2) Tower Semiconductor San Antonio, Inc. (formerly named “TowerJazz Texas, Inc.”) (“TSSA”); (ii) its 51% owned subsidiary, Tower Partners Semiconductor Co., Ltd. (formerly named “TowerJazz Panasonic Semiconductor Co. Ltd.”) (“TPSCo”), an independent semiconductor foundry which operated three semiconductor manufacturing facilities located in Tonami, Uozu and Arai (one of which, Arai facility ceased its operations in July 2022, see Note 14B2), in Hokuriku Japan. The other 49% of TPSCo’s shares are held by Nuvoton Technology Corporation Japan (“NTCJ”), formerly named “Panasonic Semiconductor Systems Co., Ltd.” (“PSCS”). PSCS’ name changed to NTCJ following the purchase of PSCS by Nuvoton Technology Corporation (“Nuvoton”) from Panasonic Corporation in September 2020; and (iii) its wholly-owned subsidiary Tower Semiconductor Italy S.r.l. (“TSIT”), incorporated during 2021 following the collaborative arrangement signed in June 2021 with ST Microelectronics S.r.l (“ST”) to share manufacturing capacity that is planned to be established in a new 300 mm fabrication facility in Agrate, Italy. During 2022, TSIT started installation of certain tools in the Agrate facility and the development of certain processes and technologies that it expects to transfer to the Agrate facility. As of December 31, 2022, the operations in Italy have not commenced (see Note 14E).

On February 15, 2022, Intel Corporation (“Intel”) and Tower announced the signing of a definitive agreement under which Intel will acquire all of Tower’s outstanding Ordinary Shares for cash consideration of $53 per share. The transaction was approved by Tower’s shareholders and is subject to certain regulatory approvals and customary closing conditions.

Tower and its subsidiaries are collectively referred to as the “Company”.

The Company is a global specialty foundry leader manufacturing integrated circuits, offering a broad range of customizable process technologies including: SiGe, BiCMOS, mixed signal/CMOS, RF CMOS, CMOS image sensor, integrated power management and MEMS. The Company also provides a world-class design enablement platform for a quick and accurate design cycle, as well as Transfer Optimization and development Process Services (“TOPS”) to integrated device manufacturers (“IDMs”) and fabless companies that require capacity. To provide multi-fab sourcing and expanded capacity for its customers, as of December 31, 2022, the Company operates two manufacturing facilities in Israel (150mm and 200mm), two in the U.S. (200mm) and two in Japan through TPSCo (one 200mm and one 300mm).

Tower’s ordinary shares are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange (“TASE”) under the symbol TSEM.

In March 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a global pandemic. Since then, the impact of the COVID-19 pandemic continues to evolve as well as the global responses to curb its spread and to treat its impact, which have caused disruption to certain business sectors globally, resulting in economic and other difficulties in many regions worldwide, including supply chain shortages, absence of workforce due to infected and/or quarantined employees and service providers, as well as extended lead times for ordered equipment and supplies. To date, the COVID-19 pandemic has not had a material adverse effect on the Company's business operations, its financial position or its financial stability.